Leases - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
Oct. 31, 2024 USD ($)
Schedule Of Amounts Recognized In Profit Or Loss [Abstract]
Depreciation	$ 39,023
Interest	5,386
Total amounts recognized in profit or loss	$ 44,409